EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Earnings Per share
Net income attributable to the Company	$ 9,749	$ 2,866,857	$ 215,745
Weighted Average Number of Shares Outstanding, Basic	35,000,000	35,000,000	35,000,000
Weighted Average Number of Shares Outstanding, Diluted	35,000,000	35,000,000	35,000,000
Earnings Per Share, Basic	$ 0.00	$ 0.08	$ 0.01
Earnings Per Share, Diluted	$ 0.00	$ 0.08	$ 0.01